Distillate Small/Mid Cash Flow ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Basic Materials - 1.3%
Mosaic Company	22,771	$830,686
Sylvamo Corporation	8,812	441,481
		1,272,167

Communications - 3.5%
Cars.com, Inc. (a)	41,637	493,399
Etsy, Inc. (a)	20,975	1,052,106
Liquidity Services, Inc. (a)	19,008	448,399
Scholastic Corporation	24,542	514,891
Thryv Holdings, Inc. (a)	32,057	389,813
Ziff Davis, Inc. (a)	14,297	432,770
		3,331,378

Consumer, Cyclical - 29.7%(b)
Abercrombie & Fitch Company - Class A (a)	13,497	1,118,227
Academy Sports & Outdoors, Inc.	13,825	619,498
Adient PLC (a)	27,597	537,038
Allison Transmission Holdings, Inc.	8,065	766,094
American Eagle Outfitters, Inc.	42,732	411,082
Bath & Body Works, Inc.	22,502	674,160
BlueLinx Holdings, Inc. (a)	6,622	492,544
BorgWarner, Inc.	17,030	570,164
Buckle, Inc.	10,809	490,188
Build-A-Bear Workshop, Inc.	8,475	436,971
Caleres, Inc.	32,272	394,364
Carter's, Inc.	16,548	498,591
Cavco Industries, Inc. (a)	3,172	1,378,012
Champion Homes, Inc. (a)	9,250	579,143
Columbia Sportswear Company	10,111	617,580
Crocs, Inc. (a)	13,168	1,333,655
Dillard's, Inc. - Class A	3,424	1,430,650
Ethan Allen Interiors, Inc.	16,717	465,568
Everi Holdings, Inc. (a)	31,211	444,445
Gentex Corporation	22,356	491,608
G-III Apparel Group, Ltd. (a)	15,501	347,222
Guess?, Inc.	37,971	459,069
KB Home	11,710	620,279
LCI Industries	7,066	644,349
Lear Corporation	8,058	765,349
LKQ Corporation	15,738	582,463
M/I Homes, Inc. (a)	5,321	596,591
Malibu Boats, Inc. - Class A (a)	14,326	448,977
Mattel, Inc. (a)	27,008	532,598
Monarch Casino & Resort, Inc.	5,358	463,146
MRC Global, Inc. (a)	34,434	472,090
ODP Corporation (a)	26,443	479,412
Oxford Industries, Inc.	8,974	361,204
PC Connection, Inc.	6,871	451,974
Phinia, Inc.	10,707	476,354
ScanSource, Inc. (a)	10,849	453,597
Signet Jewelers, Ltd.	9,752	775,772
Steelcase, Inc. - Class A	40,794	425,481
Steven Madden, Ltd.	19,193	460,248
Taylor Morrison Home Corporation (a)	10,501	644,971
Thor Industries, Inc.	7,983	708,970
Toll Brothers, Inc.	13,118	1,497,157
Tri Pointe Homes, Inc. (a)	16,400	523,980
Visteon Corporation (a)	6,613	616,993
YETI Holdings, Inc. (a)	19,660	619,683
		28,177,511

Consumer, Non-cyclical - 20.1%
Amphastar Pharmaceuticals, Inc. (a)	17,199	394,889
Andersons, Inc.	12,340	453,495
Cal-Maine Foods, Inc.	9,473	943,795
Collegium Pharmaceutical, Inc. (a)	15,113	446,891
CompoSecure, Inc. (a)	31,750	447,358
Dole PLC	30,625	428,444
Euronet Worldwide, Inc. (a)	6,621	671,237
EVERTEC, Inc.	12,378	446,227
H&R Block, Inc.	13,097	718,894
Harmony Biosciences Holdings, Inc. (a)	13,762	434,879
Heidrick & Struggles International, Inc.	9,940	454,854
ICON PLC (a)	10,514	1,529,261
Ingredion, Inc.	6,888	934,151
Jazz Pharmaceuticals PLC (a)	12,642	1,341,569
John Wiley & Sons, Inc. - Class A	11,922	532,079
Kforce, Inc.	10,790	443,793
Korn Ferry	7,399	542,569
Lantheus Holdings, Inc. (a)	13,138	1,075,477
ManpowerGroup, Inc.	12,327	498,011
Molson Coors Beverage Company - Class B	17,254	829,745
Pacira BioSciences, Inc. (a)	17,716	423,412
Pediatrix Medical Group, Inc. (a)	30,344	435,436
Perdoceo Education Corporation	13,663	446,643
PROG Holdings, Inc.	15,471	454,074
Repay Holdings Corporation (a)	88,046	424,382
Supernus Pharmaceuticals, Inc. (a)	14,210	447,899
Teleflex, Inc.	7,944	940,252
Upbound Group, Inc.	19,198	481,870
USANA Health Sciences, Inc. (a)	14,321	437,220
WEX, Inc. (a)	7,383	1,084,489
		19,143,295

Energy - 12.3%
Alliance Resource Partners LP	16,923	442,367
APA Corporation	31,790	581,439
California Resources Corporation	11,836	540,550
ChampionX Corporation	22,426	557,062
Chord Energy Corporation	8,889	860,900
Civitas Resources, Inc.	18,116	498,552
Core Natural Resources, Inc.	9,904	690,705
DNOW, Inc. (a)	29,576	438,612
Enphase Energy, Inc. (a)	33,235	1,317,768
Magnolia Oil & Gas Corporation - Class A	22,664	509,487
Matador Resources Company	13,976	666,935
Murphy Oil Corporation	23,779	535,027
Ovintiv, Inc.	18,618	708,415
Patterson-UTI Energy, Inc.	79,678	472,490
Ramaco Resources, Inc.	46,391	609,578
Range Resources Corporation	16,636	676,586
SunCoke Energy, Inc.	51,164	439,499
Talos Energy, Inc. (a)	52,983	449,296
Weatherford International PLC	12,880	647,993
		11,643,261

Financial - 3.8%
Acadian Asset Management, Inc.	14,675	517,147
Artisan Partners Asset Management, Inc. - Class A	11,957	530,054
eXp World Holdings, Inc.	55,100	501,410
Federated Hermes, Inc.	12,113	536,848
OppFi, Inc.	33,422	467,574
Victory Capital Holdings, Inc. - Class A	7,949	506,113
Virtus Investment Partners, Inc.	2,894	524,971
		3,584,117

Industrial - 19.7%
American Woodmark Corporation (a)	7,720	412,016
Apogee Enterprises, Inc.	11,351	460,851
ArcBest Corporation	8,258	635,949
Ardmore Shipping Corporation	44,627	428,419
Arrow Electronics, Inc. (a)	7,934	1,011,030
Atkore, Inc.	8,049	567,857
Boise Cascade Company	6,588	571,970
Cactus, Inc. - Class A	11,840	517,645
C.H. Robinson Worldwide, Inc.	12,997	1,247,062
Clearwater Paper Corporation (a)	14,471	394,190
CTS Corporation	10,808	460,529
DHT Holdings, Inc.	37,911	409,818
Dorian LPG, Ltd.	20,314	495,255
Genco Shipping & Trading, Ltd.	32,987	431,140
Gibraltar Industries, Inc. (a)	8,354	492,886
Hub Group, Inc. - Class A	13,761	460,030
International Seaways, Inc.	13,000	474,240
Janus International Group, Inc. (a)	51,228	416,996
Littelfuse, Inc.	5,021	1,138,411
Mohawk Industries, Inc. (a)	9,265	971,343
Owens Corning	10,185	1,400,641
Sterling Infrastructure, Inc. (a)	7,404	1,708,325
Sturm Ruger & Company, Inc.	12,250	439,775
TopBuild Corporation (a)	4,877	1,578,880
Tutor Perini Corporation (a)	12,602	589,521
World Kinect Corporation	16,130	457,285
Worthington Enterprises, Inc.	8,076	513,957
		18,686,021

Technology - 9.6%
Adeia, Inc.	32,914	465,404
Axcelis Technologies, Inc. (a)	9,346	651,323
Clear Secure, Inc. - Class A	20,786	577,019
Cohu, Inc. (a)	24,381	469,090
DXC Technology Company (a)	29,119	445,230
GigaCloud Technology, Inc. - Class A (a)	24,446	483,542
Insight Enterprises, Inc. (a)	6,187	854,332
NetScout Systems, Inc. (a)	18,678	463,401
Photronics, Inc. (a)	24,774	466,494
Qorvo, Inc. (a)	15,033	1,276,452
Skyworks Solutions, Inc.	19,828	1,477,583
Synaptics, Inc. (a)	8,629	559,332
Teradata Corporation (a)	20,640	460,478
V2X, Inc. (a)	10,145	492,540
		9,142,220
TOTAL COMMON STOCKS (Cost $100,164,219)		94,979,970

SHORT-TERM INVESTMENTS - 0.0%(c)		Value
Money Market Funds - 0.0%(c)	Shares
First American Government Obligations Fund - Class X, 4.25% (d)	22,090	22,090
TOTAL SHORT-TERM INVESTMENTS (Cost $22,090)		22,090

TOTAL INVESTMENTS - 100.0% (Cost $100,186,309)		95,002,060
Other Assets in Excess of Liabilities - 0.0% (c)		654
TOTAL NET ASSETS - 100.0%		$95,002,714
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Distillate Small/Mid Cash Flow ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$94,979,970	$–	$–	$94,979,970
Money Market Funds	22,090	–	–	22,090
Total Investments	$95,002,060	$–	$–	$95,002,060

Refer to the Schedule of Investments for further disaggregation of investment categories.